Intangible assets	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Intangible assets [Text Block]

6.  Intangible assets

Total
$

Cost
Balance, December 31, 2018	12,101
Impact of change in presentation currency	367
Balance, December 31, 2019	12,468

Accumulated amortization
Balance, December 31, 2017	6,721
Amortization	1,808
Impact of change in presentation currency	(584)
Balance, December 31, 2018	7,945
Impairment	2,952
Amortization	1,320
Impact of change in presentation currency	251
Balance, December 31, 2019	12,468

Net carrying amounts
December 31, 2018	4,156
December 31, 2019	-

During the year ended December 31, 2019, the Company recognized an impairment charge of $2,952 to fully write down the remaining carrying value of the intangible assets recognized in the January 26, 2016 acquisition of Fluorinov Pharma Inc. (“Fluorinov”). The factors leading to this impairment included the discontinuation of discovery research activities and revised expected realization from Fluorinov legacy products.

The Company’s intangible asset relating to SIRPαFc technology is fully amortized.